Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Numerator:
Allocation of net (loss) income	$ (1,321,878)	$ 2,068,022	$ 2,713,033	$ 4,636,962
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	17,250,000	10,836,207	17,250,000
Basic and diluted net (loss) income per common share	$ (0.08)	$ 0.12	$ 0.25	$ 0.27
Class B [Member]
Numerator:
Allocation of net (loss) income	$ (330,470)	$ 517,005	$ 1,019,669	$ 1,159,241
Denominator:
Basic and diluted weighted average shares outstanding	4,312,500	4,312,500	4,072,688	4,312,500
Basic and diluted net (loss) income per common share	$ (0.08)	$ 0.12	$ 0.25	$ 0.27